Cost of Sales - Disclosure of production costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Labour costs, including contractors	R 19,350	R 17,585	R 13,004
Consumables	8,581	7,218	5,441
Water and electricity	6,009	5,138	3,664
Change in inventory	21	69	(70)
Capitalisation of mine development costs	(2,576)	(2,117)	(1,485)
Stripping activities	(1,096)	(1,047)	(675)
Royalty expense	360	637	327
Other	2,450	2,291	1,842
Total production costs	R 33,099	R 29,774	R 22,048